Benefit Plans	12 Months Ended
Dec. 31, 2011
BENEFIT PLANS

14. BENEFIT PLANS

DEFINED CONTRIBUTION PLAN—The Company sponsors one defined contribution plan (“the Plan”), qualified under section 401 of the Internal Revenue Code. All U.S. employees of the Company are eligible to participate in the Plan except for those employees who are covered by a collective bargaining agreement, unless such agreement specifically provides that the employee is considered an eligible employee under the Plan. The Plan provides matching contributions in AES common stock, other contributions at the discretion of the Compensation Committee of the Board of Directors in AES common stock and discretionary tax deferred contributions from the participants. Participants are fully vested in their own contributions and the Company's matching contributions. Participants vest in other company contributions ratably over a five-year period ending on the fifth anniversary of their hire date. Company contributions to the Plan were approximately $22 million for each of the years ended December 31, 2011, 2010, and 2009.

DEFINED BENEFIT PLANS—Certain of the Company's subsidiaries have defined benefit pension plans covering substantially all of their respective employees. Pension benefits are based on years of credited service, age of the participant and average earnings. Of the 26 active defined benefit plans as of December 31, 2011, four are at U.S. subsidiaries and the remaining plans are at foreign subsidiaries.

The following table reconciles the Company's funded status, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$608	$5,986	$549	$5,129
Service cost	8	19	7	16
Interest cost	33	564	32	510
Employee contributions	-	5	-	5
Plan amendments	-	-	11	-
Plan curtailments	-	5	-	-
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	365	-	-	14
Actuarial loss	60	371	39	474
Effect of foreign currency exchange rate change	-	(696)	-	249
Benefit obligation as of December 31	$1,044	$5,789	$608	$5,986
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$413	$4,730	$368	$4,042
Actual return on plan assets	6	486	46	742
Employer contributions	37	175	29	156
Employee contributions	-	5	-	5
Plan settlements	-	-	-	(2)
Benefits paid	(30)	(465)	(30)	(409)
Business combinations	336	-	-	-
Effect of foreign currency exchange rate change	-	(531)	-	196
Fair value of plan assets as of December 31	$762	$4,400	$413	$4,730
RECONCILIATION OF FUNDED STATUS
Funded status as of December 31	$(282)	$(1,389)	$(195)	$(1,256)

The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to the funded status of the plans, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
AMOUNTS RECOGNIZED ON THE
CONSOLIDATED BALANCE SHEETS
Noncurrent assets	$-	$20	$-	$32
Accrued benefit liability - current	(1)	(4)	-	(4)
Accrued benefit liability - long-term	(281)	(1,405)	(195)	(1,284)
Net amount recognized at end of year	$(282)	$(1,389)	$(195)	$(1,256)

The following table summarizes the Company's accumulated benefit obligation, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign

	(in millions)
Accumulated Benefit Obligation	$1,020	$5,724	$592	$5,927
Information for pension plans with an accumulated
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,478	$608	$5,697
Accumulated benefit obligation	1,020	5,423	592	5,651
Fair value of plan assets	762	4,072	413	4,410
Information for pension plans with a projected
benefit obligation in excess of plan assets:
Projected benefit obligation	$1,044	$5,492	$608	$5,704
Fair value of plan assets	762	4,084	413	4,415

The table below summarizes the significant weighted average assumptions used in the calculation of benefit obligation and net periodic benefit cost, both domestic and foreign, as of December 31, 2011 and 2010:

	December 31,
	2011		2010
	U.S.	Foreign	U.S.	Foreign
Benefit Obligation:
Discount rates	4.67%	9.52%(2)	5.38%	9.82%(2)
Rates of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%
Periodic Benefit Cost:
Discount rate	5.38%	9.82%	5.92%	10.56%
Expected long-term rate of return on plan assets	7.49%	11.08%	8.00%	11.14%
Rate of compensation increase	3.94%(1)	5.98%	N/A(1)	5.99%

  A U.S. subsidiary of the Company has a defined benefit obligation of $679 million and $607 million as of December 31, 2011 and 2010, respectively, and uses salary bands to determine future benefit costs rather than rates of compensation increases. Rates of compensation increases in the table above do not include amounts related to this specific defined benefit plan.
  Includes an inflation factor that is used to calculate future periodic benefit cost, but is not used to calculate the benefit obligation.

The Company establishes its estimated long-term return on plan assets considering various factors, which include the targeted asset allocation percentages, historic returns and expected future returns.

The measurement of pension obligations, costs and liabilities is dependent on a variety of assumptions. These assumptions include estimates of the present value of projected future pension payments to all plan participants, taking into consideration the likelihood of potential future events such as salary increases and demographic experience. These assumptions may have an effect on the amount and timing of future contributions.

The assumptions used in developing the required estimates include the following key factors:

•       discount rates;

•       salary growth;

•       retirement rates;

•       inflation;

•       expected return on plan assets; and

•       mortality rates.

The effects of actual results differing from the Company's assumptions are accumulated and amortized over future periods and, therefore, generally affect the Company's recognized expense in such future periods.

Sensitivity of the Company's pension funded status to the indicated increase or decrease in the discount rate and long-term rate of return on plan assets assumptions is shown below. Note that these sensitivities may be asymmetric and are specific to the base conditions at year-end 2011. They also may not be additive, so the impact of changing multiple factors simultaneously cannot be calculated by combining the individual sensitivities shown. The December 31, 2011 funded status is affected by the December 31, 2011 assumptions. Pension expense for 2011 is affected by the December 31, 2010 assumptions. The impact on pension expense from a one percentage point change in these assumptions is shown in the table below (in millions):

Increase of 1% in the discount rate	$(40)
Decrease of 1% in the discount rate	$42
Increase of 1% in the long-term rate of return on plan assets	$(51)
Decrease of 1% in the long-term rate of return on plan assets	$51

The following table summarizes the components of the net periodic benefit cost, both domestic and foreign, for the years ended December 31, 2011 through 2009:

	December 31,
Components of Net Periodic Benefit Cost:	2011		2010		2009
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

	(in millions)
Service cost	$8	$19	$7	$16	$6	$12
Interest cost	33	564	32	510	32	458
Expected return on plan assets	(33)	(508)	(30)	(427)	(24)	(373)
Amortization of initial net asset	-	-	-	(1)	-	(2)
Amortization of prior service cost	4	-	3	-	4	-
Amortization of net loss	13	23	12	38	16	6
Loss on curtailment	-	5	-	-	-	-
Settlement gain recognized	-	-	-	1	-	-
Total pension cost	$25	$103	$24	$137	$34	$101

The following table summarizes the amounts reflected in Accumulated Other Comprehensive Loss on the Consolidated Balance Sheet as of December 31, 2011 that have not yet been recognized as components of net periodic benefit cost:

	December 31, 2011
	Accumulated Other Comprehensive Loss		Amounts expected to be reclassified to earnings in next fiscal year
	U.S.	Foreign	U.S.	Foreign

	(in millions)

Prior service cost	$-	$(2)	$-	$-
Unrecognized net actuarial loss	-	(1,112)	-	(40)
Total	$-	$(1,114)	$-	$(40)

The following table summarizes the Company's target allocation for 2011 and pension plan asset allocation, both domestic and foreign, as of December 31, 2011 and 2010:

			Percentage of Plan Assets as of December 31,
	Target Allocations		2011		2010
Asset Category	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign

Equity securities	46%	15% - 30%	42.07%	23.48%	53.51%	22.43%
Debt securities	39%	59% - 85%	38.53%	72.55%	25.91%	73.64%
Real estate	0%	0% - 4%	0.00%	2.34%	0.00%	2.09%
Other	15%	0% - 6%	19.40%	1.63%	20.58%	1.84%
Total pension assets			100.00%	100.00%	100.00%	100.00%

The U.S. plans seek to achieve the following long-term investment objectives:

•       maintenance of sufficient income and liquidity to pay retirement benefits and other lump sum payments;

•       long-term rate of return in excess of the annualized inflation rate;

•       long-term rate of return, net of relevant fees, that meet or exceed the assumed actuarial rate; and

•       long-term competitive rate of return on investments, net of expenses, that is equal to or exceeds various benchmark rates.

The asset allocation is reviewed periodically to determine a suitable asset allocation which seeks to manage risk through portfolio diversification and takes into account, among other possible factors, the above-stated objectives, in conjunction with current funding levels, cash flow conditions and economic and industry trends. The following table summarizes the Company's U.S. plan assets by category of investment and level within the fair value hierarchy as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
U.S. Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$120	$-	$-	$120	$146	$-	$-	$146
Mutual funds	140	-	-	140	39	-	-	39
Debt securities:
Government debt securities	31	-	-	31	32	-	-	32
Corporate debt securities	114	-	-	114	62	-	-	62
Mutual funds(1)	135	-	-	135	2	-	-	2
Other debt securities	14	-	-	14	11	-	-	11
Other:
Cash and cash equivalents	43	-	-	43	69	-	-	69
Other investments	72	93	-	165	-	52	-	52
Total plan assets	$669	$93	$-	$762	$361	$52	$-	$413

(1)       Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.

The investment strategy of the foreign plans seeks to maximize return on investment while minimizing risk. The assumed asset allocation has less exposure to equities in order to closely match market conditions and near term forecasts. The following table summarizes the Company's foreign plan assets by category of investment and level within the fair value hierarchy as of December 31, 2011 and 2010:

	December 31, 2011				December 31, 2010
Foreign Plans	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
Equity securities:
Common stock	$26	$-	$-	$26	$30	$-	$-	$30
Mutual funds	427	-	-	427	510	-	-	510
Private equity(1)	-	-	580	580	-	-	521	521
Debt securities:
Certificates of deposit	-	5	-	5	-	4	-	4
Unsecured debentures	-	20	-	20	-	19	-	19
Government debt securities	6	221	-	227	-	233	-	233
Mutual funds(2)	125	2,805	-	2,930	108	3,107	-	3,215
Other debt securities	-	10	-	10	-	12	-	12
Real estate:
Real estate(1)	-	-	103	103	-	-	99	99
Other:
Cash and cash equivalents	-	-	-	-	-	4	-	4
Participant loans(3)	-	-	72	72	-	-	83	83
Total plan assets	$584	$3,061	$755	$4,400	$648	$3,379	$703	$4,730

  Plan assets of our Brazilian subsidiaries are invested in private equities and commercial real estate through the plan administrator in Brazil. The fair value of these assets is determined using the income approach through annual appraisals based on a discounted cash flow analysis.
  Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment.
  Loans to participants are stated at cost, which approximates fair value.

The following table presents a reconciliation of all plan assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

	Year Ended December 31,
	2011	2010

	(in millions)

Balance at January 1	$703	$564
Actual return on plan assets:
Returns relating to assets still held at reporting date	167	104
Returns relating to assets sold during the period	28	-
Purchases, sales and settlements, net	(48)	3
Change due to exchange rate changes	(95)	32
Balance at December 31	$755	$703

The following table summarizes the scheduled cash flows for U.S. and foreign expected employer contributions and expected future benefit payments, both domestic and foreign:

	U.S.	Foreign
	(in millions)
Expected employer contribution in 2012	$49	$174
Expected benefit payments for fiscal year ending:
2012	55	421
2013	56	435
2014	58	451
2015	59	465
2016	61	483
2017 - 2021	325	2,657